Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
Schedule of Other Current Assets
	As of December 31,
	2023	2022

Prepaid expenses	$76	$32
Government authorities	40	15
Others	16	17
	$132	$64